American Funds Portfolio Series
American Funds® Global Growth Portfolio
Investment portfolio
July 31, 2023
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	18,993,902	$1,085,122
The Growth Fund of America, Class R-6	12,929,011	821,768
The New Economy Fund, Class R-6	15,321,859	821,099
SMALLCAP World Fund, Inc., Class R-6	12,106,658	818,652
EuroPacific Growth Fund, Class R-6	9,644,621	544,246
New World Fund, Inc., Class R-6	3,516,688	271,066
		4,361,953
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,400,775	1,089,694
Total investment securities 100% (cost: $4,524,603,000)		5,451,647
Other assets less liabilities 0%		(1,355)
Net assets 100%		$5,450,292
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$904,150	$40,738	$42,360	$(9,096)	$191,690	$1,085,122	$10,812	$29,737
The Growth Fund of America, Class R-6	674,041	41,144	37,679	(7,475)	151,737	821,768	4,576	23,573
The New Economy Fund, Class R-6	676,709	2,194	15,735	(4,130)	162,061	821,099	2,193	—
SMALLCAP World Fund, Inc., Class R-6	680,818	26,392	14,458	(6,444)	132,344	818,652	2,309	—
EuroPacific Growth Fund, Class R-6	674,770	19,666	291,555	(47,724)	189,089	544,246	13,167	—
New World Fund, Inc., Class R-6	—	258,476	—	—	12,590	271,066	—	—
						4,361,953
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	906,561	33,746	41,697	(6,504)	197,588	1,089,694	18,558	—
Total 100%				$(81,373)	$1,037,099	$5,451,647	$51,615	$53,310

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 11

American Funds® Growth Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	61,600,578	$3,915,333
AMCAP Fund, Class R-6	81,363,755	3,080,432
SMALLCAP World Fund, Inc., Class R-6	33,912,644	2,293,173
The New Economy Fund, Class R-6	28,434,685	1,523,815
New Perspective Fund, Class R-6	26,635,645	1,521,694
		12,334,447
Growth-and-income funds 20%
Fundamental Investors, Class R-6	43,606,048	3,066,813
Total investment securities 100% (cost: $13,064,461,000)		15,401,260
Other assets less liabilities 0%		(4,007)
Net assets 100%		$15,397,253
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,088,769	$189,575	$33,911	$(5,511)	$676,411	$3,915,333	$21,083	$108,600
AMCAP Fund, Class R-6	2,475,796	21,802	3,737	(784)	587,355	3,080,432	16,770	—
SMALLCAP World Fund, Inc., Class R-6	1,871,523	123,365	50,050	(24,450)	372,785	2,293,173	6,356	—
The New Economy Fund, Class R-6	1,227,918	6,831	—	—	289,066	1,523,815	3,980	—
New Perspective Fund, Class R-6	1,231,941	61,591	24,118	(7,017)	259,297	1,521,694	14,783	40,661
						12,334,447
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,533,481	177,692	85,406	(7,168)	448,214	3,066,813	39,649	62,554
Total 100%				$(44,930)	$2,633,128	$15,401,260	$102,621	$211,815

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 11

American Funds® Growth and Income Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 16%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,318,670	$1,238,708
The Growth Fund of America, Class R-6	18,456,616	1,173,103
		2,411,811
Growth-and-income funds 51%
The Investment Company of America, Class R-6	64,602,041	3,175,836
Capital World Growth and Income Fund, Class R-6	53,037,780	3,140,897
Washington Mutual Investors Fund, Class R-6	27,578,758	1,541,377
		7,858,110
Equity-income funds 9%
Capital Income Builder, Class R-6	22,409,136	1,471,160
Balanced funds 10%
American Balanced Fund, Class R-6	47,674,910	1,486,027
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	77,893,960	708,056
The Bond Fund of America, Class R-6	62,172,745	702,552
American Funds Strategic Bond Fund, Class R-6	75,546,692	700,318
		2,110,926
Total investment securities 100% (cost: $13,363,671,000)		15,338,034
Other assets less liabilities 0%		(3,911)
Net assets 100%		$15,334,123
American Funds Portfolio Series — Page 3 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
SMALLCAP World Fund, Inc., Class R-6	$1,048,644	$3,564	$6,088	$(2,861)	$195,449	$1,238,708	$3,565	$—
The Growth Fund of America, Class R-6	913,631	60,099	1,556	(233)	201,162	1,173,103	6,194	31,907
						2,411,811
Growth-and-income funds 51%
The Investment Company of America, Class R-6	2,661,025	122,352	111,503	(11,714)	515,676	3,175,836	36,734	85,618
Capital World Growth and Income Fund, Class R-6	2,642,702	53,777	112,045	(20,267)	576,730	3,140,897	53,778	—
Washington Mutual Investors Fund, Class R-6	1,356,958	86,114	10,236	(336)	108,877	1,541,377	24,551	55,446
						7,858,110
Equity-income funds 9%
Capital Income Builder, Class R-6	1,314,776	58,613	16,706	(58)	114,535	1,471,160	42,105	—
Balanced funds 10%
American Balanced Fund, Class R-6	1,317,000	28,679	—	—	140,348	1,486,027	21,378	—
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	637,296	45,054	—	—	25,706	708,056	30,890	—
The Bond Fund of America, Class R-6	633,004	58,255	—	—	11,293	702,552	18,515	—
American Funds Strategic Bond Fund, Class R-6	632,365	81,106	482	6	(12,677)	700,318	31,438	—
						2,110,926
Total 100%				$(35,463)	$1,877,099	$15,338,034	$269,148	$172,971

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 11

American Funds® Moderate Growth and Income Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	9,713,722	$656,842
New Perspective Fund, Class R-6	11,466,246	655,067
		1,311,909
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,794,395	1,944,659
Capital World Growth and Income Fund, Class R-6	22,004,530	1,303,108
		3,247,767
Equity-income funds 10%
The Income Fund of America, Class R-6	55,134,811	1,282,436
Balanced funds 40%
American Balanced Fund, Class R-6	103,064,671	3,212,526
American Funds Global Balanced Fund, Class R-6	54,365,564	1,918,017
		5,130,543
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	69,136,212	628,448
The Bond Fund of America, Class R-6	54,481,732	615,643
American Funds Strategic Bond Fund, Class R-6	66,263,612	614,264
		1,858,355
Total investment securities 100% (cost: $11,277,529,000)		12,831,010
Other assets less liabilities 0%		(3,162)
Net assets 100%		$12,827,848
American Funds Portfolio Series — Page 5 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
SMALLCAP World Fund, Inc., Class R-6	$545,370	$13,460	$3,943	$(1,552)	$103,507	$656,842	$1,861	$—
New Perspective Fund, Class R-6	539,257	31,090	26,925	(5,343)	116,988	655,067	6,505	17,893
						1,311,909
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,823,597	104,447	124,028	(1,372)	142,015	1,944,659	32,161	71,994
Capital World Growth and Income Fund, Class R-6	1,133,621	23,150	92,244	(11,981)	250,562	1,303,108	23,150	—
						3,247,767
Equity-income funds 10%
The Income Fund of America, Class R-6	1,215,031	94,542	54,923	(2,405)	30,191	1,282,436	35,197	42,599
Balanced funds 40%
American Balanced Fund, Class R-6	2,961,082	47,416	104,542	(8,216)	316,786	3,212,526	47,416	—
American Funds Global Balanced Fund, Class R-6	1,717,750	26,786	65,188	(10,654)	249,323	1,918,017	26,786	—
						5,130,543
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	—	624,321	—	—	4,127	628,448	3,481	—
The Bond Fund of America, Class R-6	1,147,546	56,045	614,336	(77,244)	103,632	615,643	30,682	—
American Funds Strategic Bond Fund, Class R-6	573,870	51,892	615	(34)	(10,849)	614,264	28,070	—
						1,858,355
Total 100%				$(118,801)	$1,306,282	$12,831,010	$235,309	$132,486

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 11

American Funds® Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,249,052	$740,489
American Mutual Fund, Class R-6	14,504,956	739,463
		1,479,952
Equity-income funds 38%
The Income Fund of America, Class R-6	60,072,475	1,397,286
Capital Income Builder, Class R-6	21,262,071	1,395,855
		2,793,141
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	128,434,338	1,167,468
The Bond Fund of America, Class R-6	100,719,958	1,138,135
American High-Income Trust, Class R-6	79,124,643	731,112
		3,036,715
Total investment securities 100% (cost: $7,188,061,000)		7,309,808
Other assets less liabilities 0%		(1,683)
Net assets 100%		$7,308,125
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$708,330	$40,607	$62,647	$(2,199)	$56,398	$740,489	$12,573	$28,035
American Mutual Fund, Class R-6	708,531	32,943	31,004	(834)	29,827	739,463	12,970	19,973
						1,479,952
Equity-income funds 38%
The Income Fund of America, Class R-6	1,323,587	90,141	45,860	(3,127)	32,545	1,397,286	39,059	47,085
Capital Income Builder, Class R-6	1,311,608	41,075	69,254	(3,332)	115,758	1,395,855	41,073	—
						2,793,141
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,086,423	59,656	22,254	(1,153)	44,796	1,167,468	51,921	—
The Bond Fund of America, Class R-6	1,074,044	69,349	25,226	(361)	20,329	1,138,135	30,974	—
American High-Income Trust, Class R-6	685,142	42,824	13,685	(193)	17,024	731,112	34,879	—
						3,036,715
Total 100%				$(11,199)	$316,677	$7,309,808	$223,449	$95,093

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 7 of 11

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 51%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	15,896,864	$941,412
Washington Mutual Investors Fund, Class R-6	12,678,991	708,629
American Mutual Fund, Class R-6	13,817,340	704,408
		2,354,449
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	77,455,854	1,137,051
The Tax-Exempt Bond Fund of America, Class R-6	55,346,643	675,229
Limited Term Tax-Exempt Bond Fund of America, Class R-6	29,618,677	446,650
		2,258,930
Total investment securities 100% (cost: $4,311,838,000)		4,613,379
Other assets less liabilities 0%		(1,039)
Net assets 100%		$4,612,340
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 51%
Capital World Growth and Income Fund, Class R-6	$864,469	$16,897	$115,425	$(19,912)	$195,383	$941,412	$16,897	$—
Washington Mutual Investors Fund, Class R-6	663,123	43,886	49,429	(2,480)	53,529	708,629	11,705	26,265
American Mutual Fund, Class R-6	662,961	40,394	26,281	(920)	28,254	704,408	12,054	18,539
						2,354,449
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,030,347	50,149	10,886	(582)	68,023	1,137,051	32,992	—
The Tax-Exempt Bond Fund of America, Class R-6	623,510	24,124	7,430	(608)	35,633	675,229	14,397	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	420,444	16,421	1,021	8	10,798	446,650	7,004	—
						2,258,930
Total 100%				$(24,494)	$391,620	$4,613,379	$95,049	$44,804

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 11

American Funds® Preservation Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	127,010,675	$1,193,900
Intermediate Bond Fund of America, Class R-6	79,287,951	976,828
		2,170,728
Total investment securities 100% (cost: $2,325,361,000)		2,170,728
Other assets less liabilities 0%		(489)
Net assets 100%		$2,170,239
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,261,094	$143,956	$211,888	$(11,579)	$12,317	$1,193,900	$27,802	$—
Intermediate Bond Fund of America, Class R-6	1,134,985	30,651	197,697	(18,418)	27,307	976,828	27,026	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	126,109	8,574	128,777	(20,431)	14,525	—	7,576	—
Total 100%				$(50,428)	$54,149	$2,170,728	$62,404	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
American Funds Portfolio Series — Page 9 of 11

American Funds® Tax-Exempt Preservation Portfolio
Investment portfolio
July 31, 2023
unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	20,270,195	$305,674
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	20,772,989	203,783
		509,457
Total investment securities 100% (cost: $532,159,000)		509,457
Other assets less liabilities 0%		(108)
Net assets 100%		$509,349
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$359,963	$15,110	$78,814	$(4,770)	$14,185	$305,674	$5,335	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	240,153	10,700	50,160	(2,098)	5,188	203,783	3,541	—
Total 100%				$(6,868)	$19,373	$509,457	$8,876	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 11

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-900-0923O-S96480
American Funds Portfolio Series — Page 11 of 11